UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

February 28, 2019

TCC-QTLY-0419
1.814095.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 6.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 6.6%
Bank of Montreal
3/1/19	2.41%	$346,000,000	$346,000,104
Landesbank Baden-Wuerttemberg New York Branch
3/1/19 to 3/7/19	2.52 to 2.52	2,044,160,000	2,044,163,656
Mitsubishi UFJ Trust & Banking Corp.
3/5/19 to 3/6/19	2.42 to 2.42	344,000,000	343,999,708
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,734,160,000)			2,734,163,468

U.S. Treasury Debt - 30.9%
U.S. Treasury Obligations - 30.9%
U.S. Treasury Bills
3/1/19 to 5/30/19
(Cost $12,704,342,104)	2.39 to 2.42	12,731,000,000	12,704,314,518

U.S. Government Agency Debt - 19.9%
Federal Agencies - 19.9%
Federal Home Loan Bank
3/8/19 to 5/10/19
(Cost $8,191,123,732)	2.39 to 2.43 (b)	8,209,800,000	8,191,088,445

Non-Negotiable Time Deposit - 23.4%
Time Deposits - 23.4%
Barclays Bank PLC
3/1/19	2.55	2,115,000,000	2,115,000,000
Credit Agricole CIB
3/1/19	2.39	2,115,000,000	2,115,000,000
Credit Suisse AG
3/1/19	2.41	1,389,000,000	1,389,000,000
Mizuho Bank Ltd. New York Branch (TD)
3/1/19 to 3/7/19	2.40 to 2.44	1,692,000,000	1,691,990,067
Skandinaviska Enskilda Banken AB
3/1/19	2.37	188,000,000	188,000,000
Swedbank AB
3/1/19	2.40	2,115,000,000	2,115,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $9,614,000,000)			9,613,990,067

Interfund Loan - 0.0%
With:
Fidelity OTC Portfolio at 2.72% due 03/1/19(c)
(Cost $6,399,000)		6,399,000	6,399,000

U.S. Government Agency Repurchase Agreement - 4.0%
	Maturity Amount	Value
In a joint trading account at:
2.3% dated 2/28/19 due 3/1/19 (Collateralized by (U.S. Government Obligations)) #	$1,195,114,350	$1,195,038,000
2.45% dated 2/28/19 due 3/1/19 (Collateralized by (U.S. Government Obligations)) #	292,816,920	292,797,000
With Barclays Bank PLC at 2.45%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $141,789,650, 4.00%, 10/20/48)	139,009,460	139,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,626,835,000)		1,626,835,000

U.S. Treasury Repurchase Agreement - 14.7%
With:
Barclays Bank PLC at:
2.4%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $141,789,512, 2.00%, 2/15/25)	139,009,267	139,000,000
2.55%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,331,843,715, 1.50% - 3.13%, 5/31/20 - 8/15/47)	1,303,092,296	1,303,000,000
Commerz Markets LLC at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $66,304,797, 1.50% - 2.63%, 2/15/22 - 8/15/27)	65,004,676	65,000,000
Fixed Income Clearing Corp. - BNYM at 2.55%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,500,640,063, 0.00% - 2.88%, 9/12/19 - 8/15/45)	3,432,243,100	3,432,000,000
J.P. Morgan Securities, LLC at 2.65%, dated 2/28/19 due 3/1/19
(Collateralized by U.S. Treasury Obligations valued at $117,308,666, 1.63%, 6/30/19)	115,008,465	115,000,000
(Collateralized by U.S. Treasury Obligations valued at $102,007,521, 2.75%, 11/30/20)	100,007,361	100,000,000
(Collateralized by U.S. Treasury Obligations valued at $120,368,909, 2.88%, 10/31/20)	118,008,686	118,000,000
(Collateralized by U.S. Treasury Obligations valued at $290,721,412, 0.00% - 2.88%, 10/10/19 - 11/15/21)	285,020,979	285,000,000
Lloyds Bank PLC at 2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $190,113,025, 1.00%, 11/30/19)	187,395,000	185,991,835
SMBC Nikko Securities America, Inc. at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,450,896, 2.75%, 8/15/21 - 9/15/21)	280,020,144	280,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $6,023,000,000)		6,022,991,835

Other Repurchase Agreement - 3.4%
Other Repurchase Agreement - 3.4%
With:
BNP Paribas at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $181,582,591, 0.00% - 8.60%, 3/31/19 - 02/14/59)	174,012,228	174,000,000
ING Financial Markets LLC at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $72,455,092, 1.25% - 5.88%, 5/15/19 - 3/15/49)	69,004,849	69,000,000
Societe Generale at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $982,603,703, 1.75% - 9.00%, 5/14/19 - 11/15/68)	938,065,921	938,000,000
Wells Fargo Securities, LLC at 2.5%, dated 2/28/19 due 3/1/19
(Collateralized by Commercial Paper valued at $71,074,936, 0.00%, 3/1/19 - 5/7/19)	69,004,792	69,000,000
(Collateralized by Commercial Paper valued at $143,179,943, 0.00%, 3/1/19 - 4/26/19)	139,009,653	139,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,389,000,000)		1,389,000,000
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $42,288,859,836)		42,288,782,333
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(1,187,387,012)
NET ASSETS - 100%		$41,101,395,321

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,195,038,000 due 3/01/19 at 2.30%
Sumitomo Mitsu Bk Corp Ny (DI)	$1,195,038,000
$1,195,038,000
$292,797,000 due 3/01/19 at 2.45%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$170,398
Sumitomo Mitsu Bk Corp Ny (DI)	292,626,602
$292,797,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

February 28, 2019

MCC-QTLY-0419
1.814089.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.9%
	Principal Amount	Value
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.77% 3/1/19, VRDN(a)	$1,745,000	$1,745,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.83% 3/7/19, VRDN (a)	4,100,000	4,100,000
Series 2009, 1.77% 3/1/19, VRDN (a)	2,250,000	2,250,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 1.79% 3/1/19, VRDN (a)(b)	2,800,000	2,800,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.79% 3/1/19, VRDN (a)(b)	1,100,000	1,100,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.79% 3/1/19, VRDN (a)(b)	2,300,000	2,300,000
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	5,890,000	5,890,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.79% 3/1/19, VRDN (a)(b)	5,285,000	5,285,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.79% 3/1/19, VRDN (a)(b)	2,200,000	2,200,000
		27,670,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.98% 3/7/19, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.93% 3/7/19, VRDN (a)(b)	5,300,000	5,300,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.86% 3/7/19, LOC Fannie Mae, VRDN (a)	745,000	745,000
		7,445,000
Connecticut - 4.8%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 3/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	100,000	100,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 1.77% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	12,000,000	12,000,000
Series 2017 C, 1.77% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	13,950,000	13,950,000
Series D, 1.77% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	20,620,000	20,620,000
		46,670,000
Delaware - 1.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.82% 3/1/19, VRDN (a)(b)	12,900,000	12,900,000
Series 1999 B, 1.88% 3/7/19, VRDN (a)(b)	2,400,000	2,400,000
		15,300,000
Florida - 9.9%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.77% 3/1/19, VRDN (a)(b)	25,000,000	25,000,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Clarcona Groves Apts. Proj.) Series A, 1.83% 3/7/19, LOC Citibank NA, VRDN (a)(b)	6,810,000	6,810,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.76% 3/1/19, VRDN (a)(b)	3,700,000	3,700,000
1.77% 3/1/19, VRDN (a)(b)	18,150,000	18,150,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,310,000	5,310,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,200,000	6,200,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Grove Apts. Proj.) Series 2003 A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,450,000	6,450,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,005,000	6,005,000
(Hunters Run Apts. Proj.) Series 2002 A, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	3,535,000	3,535,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,600,000	7,600,000
		95,460,000
Georgia - 4.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.8% 3/1/19, VRDN (a)	4,700,000	4,700,000
Series 2012, 1.85% 3/1/19, VRDN (a)(b)	2,850,000	2,850,000
Series 2018, 1.78% 3/1/19, VRDN (a)	3,000,000	3,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.75% 3/7/19, LOC PNC Bank NA, VRDN (a)	17,200,000	17,200,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 1.72% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	1,600,000	1,600,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.79% 3/1/19, VRDN (a)	2,400,000	2,400,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.8% 3/1/19, VRDN (a)	3,900,000	3,900,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.77% 3/1/19, VRDN (a)(b)	3,000,000	3,000,000
		38,650,000
Indiana - 1.1%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.82% 3/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	1,500,000	1,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	6,300,000	6,300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	1,300,000	1,300,000
Series I, 1.84% 3/7/19, VRDN (a)	1,100,000	1,100,000
		10,800,000
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.78% 3/7/19, VRDN (a)(b)	1,600,000	1,600,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2% 3/7/19, VRDN (a)	700,000	700,000
St Marys Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.95% 3/7/19, VRDN (a)	2,000,000	2,000,000
		2,700,000
Kentucky - 2.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.85% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,200,000	4,200,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.82% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,500,000	10,500,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.85% 3/7/19, VRDN (a)(b)	5,700,000	5,700,000
		20,400,000
Louisiana - 1.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 1.81% 3/7/19, VRDN (a)(b)	2,200,000	2,200,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 1.75% 3/1/19, VRDN (a)(b)	1,000,000	1,000,000
(Shell Oil Co.-Norco Proj.) Series 1993, 1.75% 3/1/19, VRDN (a)(b)	13,300,000	13,300,000
		16,500,000
Maryland - 1.2%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 D, 1.76% 3/7/19, LOC TD Banknorth, NA, VRDN (a)(b)	9,750,000	9,750,000
Series 2011 A, 1.72% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	1,600,000	1,600,000
		11,350,000
Michigan - 0.3%
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 D1, 1.86% 3/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)(b)	1,250,000	1,250,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 1.79% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,300,000	1,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.78% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	400,000	400,000
		2,950,000
Mississippi - 1.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 1.75% 3/1/19, VRDN (a)(b)	18,100,000	18,100,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,000,000	1,000,000
Series B, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	900,000	900,000
		1,900,000
Nevada - 0.2%
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.8% 3/7/19, VRDN (a)(b)	1,700,000	1,700,000
Series 2016 E, 1.9% 3/7/19, VRDN (a)(b)	800,000	800,000
		2,500,000
New York - 12.0%
New York City Transitional Fin. Auth. Rev.:
Series 2010, 1.74% 3/4/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	42,075,000	42,075,000
Series 2015 A4, 1.73% 3/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,575,000	5,575,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1.75% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,300,000	8,300,000
Series 2004 A, 1.75% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	4,000,000	4,000,000
(455 West 37th Street Hsg. Proj.) Series A, 1.75% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	29,260,000	29,260,000
(505 West 37th Street Proj.) Series 2008 A, 1.73% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,000,000	15,000,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 1.85% 3/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	4,300,000	4,300,000
FNMA New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,350,000	7,350,000
		115,860,000
North Carolina - 0.5%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	200,000	200,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 1.71% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	4,410,000	4,410,000
		4,610,000
North Dakota - 0.7%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 1.79% 3/4/19, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 1.8% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	20,000	20,000
Oregon - 0.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.85% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
Pennsylvania - 0.2%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.85% 3/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
South Carolina - 3.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.98% 3/7/19, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.76% 3/7/19, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		33,365,000
Texas - 18.8%
Austin Arpt. Sys. Rev.:
Series 2005 1, 1.8% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,810,000	6,810,000
Series 2005 3, 1.8% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	13,440,000	13,440,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
1.74% 3/1/19, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
1.74% 3/1/19, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.8% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,900,000	2,900,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.81% 3/1/19, VRDN (a)(b)	21,700,000	21,700,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 1.77% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	21,090,000	21,090,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.77% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,400,000	10,400,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.98% 3/7/19, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 1.77% 3/1/19, VRDN (a)(b)	8,500,000	8,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.81% 3/7/19, VRDN (a)(b)	3,600,000	3,600,000
Series 2001, 1.81% 3/7/19, VRDN (a)(b)	2,900,000	2,900,000
Texas Gen. Oblig.:
Series 2002 A, 1.85% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	23,135,000	23,135,000
Series 2004 B, 1.85% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	15,370,000	15,370,000
Series 2011 B, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,265,000	9,265,000
FHLMC Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.78% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	7,470,000	7,470,000
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Chisholm Trail Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,050,000	5,050,000
		181,580,000
Virginia - 3.2%
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 1.76% 3/1/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1996 A, 1.76% 3/1/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 1.76% 3/1/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,300,000	9,300,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.8% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,080,000	1,080,000
Series 2006, 1.8% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,850,000	1,850,000
		30,630,000
Washington - 0.6%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Echo Lake Sr. Apts. Proj.) Series 2006, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.83% 3/7/19, VRDN (a)(b)	6,500,000	6,500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	4,300,000	4,300,000
		10,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $712,230,000)		712,230,000

Tender Option Bond - 21.0%
Alabama - 0.0%
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.83% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	100,000	100,000
Arizona - 0.3%
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700,000	700,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,015,000	2,015,000
		2,715,000
California - 1.0%
Dignity Health Participating VRDN:
Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300,000	6,300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 12, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,200,000	3,200,000
		9,600,000
Colorado - 1.3%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
Series Floaters ZM 03 18, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 96, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,155,000	5,155,000
Series Floaters XG 01 97, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	400,000	400,000
Series Floaters XL 00 83, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	900,000	900,000
Series Floaters XL 00 84, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	865,000	865,000
Series Floaters ZF 06 88, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,800,000	2,800,000
Tender Option Bond Trust Receipts Participating VRDN:
Series Floaters XF 10 01, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Series Floaters XF 10 03, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		12,820,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.83% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000,000	1,000,000
Florida - 0.2%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,003
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.99%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	600,000	600,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	400,000	400,000
		1,400,003
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.87%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.81% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Illinois - 5.7%
Chicago Board of Ed. Participating VRDN:
Series Putters 50 21, 1.78% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	28,425,000	28,425,000
Series Putters 50 22, 1.78% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,805,000	20,805,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Series Floaters XF 07 23, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,025,000	1,025,000
Series Floaters XG 02 19, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	700,000	700,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.84% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,000,000	2,000,000
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
Series Floaters XF 10 43, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	300,000	300,000
		55,355,000
Iowa - 0.2%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.82% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,775,000	1,775,000
Louisiana - 0.1%
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	600,000	600,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	200,000	200,000
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800,000	1,800,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 1.76% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	16,000,000	16,000,000
		18,800,000
Montana - 0.5%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,135,000	5,135,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	300,000	300,000
New York - 2.0%
Battery Park City Auth. Rev. Participating VRDN Series Putters 5012, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000,000	15,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters 2018 E124, 1.75% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200,000	4,200,000
		19,200,000
Ohio - 1.7%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Miami Valley Hosp., Participating VRDN Series Putters 50 23, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,075,000	14,075,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,100,000	1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
		16,360,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Pennsylvania - 3.9%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000,000	1,000,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	15,000,000	15,000,000
Series Putters 5025, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 5026, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		37,300,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	4,160,000	4,160,000
Texas - 0.8%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,700,000	7,700,000
		7,800,000
Washington - 0.3%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.84% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
Series Floaters ZM 06 69, 1.82% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	600,000	600,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.82% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	310,000	310,000
		3,210,000
TOTAL TENDER OPTION BOND
(Cost $202,730,000)		202,730,003

Other Municipal Security - 5.2%
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.63% 3/7/19, CP	500,000	499,984
District Of Columbia - 0.9%
District of Columbia Rev. Bonds Series 2000, 1.65% tender 3/4/19, LOC JPMorgan Chase Bank, CP mode	9,000,000	8,999,830
Georgia - 1.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,470,000	5,470,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,130,000	10,130,000
		15,600,000
Illinois - 0.1%
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2017 B, 1.65% tender 3/5/19, CP mode	800,000	799,987
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	700,000	699,980
Maryland - 0.0%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	465,000	465,507
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.85% tender 3/27/19, CP mode	200,000	199,989
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series G, 1.66% 3/4/19, CP	500,000	499,996
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	3,200,000	3,199,602
1.9% tender 3/27/19, CP mode (b)	1,100,000	1,099,942
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	2,900,000	2,900,020
		7,199,564
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,200,000	1,200,240
Ohio - 0.0%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	200,000	200,034
Texas - 1.3%
Texas A&M Univ. Rev. Series B, 1.63% 3/4/19, CP	900,000	899,988
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.63% 3/6/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300,000	1,299,963
1.63% 3/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,400,000	10,399,655
		12,599,606
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2019, 1.63% 3/7/19, CP	600,000	599,980
Wisconsin - 0.1%
Wisconsin Gen. Oblig.:
Series 2006 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	400,000	399,992
Series 2016 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	500,000	499,990
		899,982
TOTAL OTHER MUNICIPAL SECURITY
(Cost $50,465,721)		50,464,679
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $965,425,721)		965,424,682
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,305,695)
NET ASSETS - 100%		$964,118,987

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,220,000 or 1.7% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,000,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$300,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$700,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.99%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	12/18/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 12/17/18	$2,000,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$5,135,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/3/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

February 28, 2019

CCC-QTLY-0419
1.814100.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 6.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 6.6%
Bank of Montreal
3/1/19	2.41%	$154,000,000	$154,000,046
Landesbank Baden-Wuerttemberg New York Branch
3/1/19 to 3/7/19	2.52 to 2.52	929,460,000	929,461,805
Mitsubishi UFJ Trust & Banking Corp.
3/5/19 to 3/6/19	2.42 to 2.42	156,000,000	155,999,867
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,239,460,000)			1,239,461,718

U.S. Treasury Debt - 33.0%
U.S. Treasury Obligations - 33.0%
U.S. Treasury Bills
3/1/19 to 5/30/19
(Cost $6,198,921,743)	2.39 to 2.42(b)	6,214,000,000	6,198,895,141

U.S. Government Agency Debt - 17.9%
Federal Agencies - 17.9%
Federal Home Loan Bank
3/8/19 to 5/10/19
(Cost $3,356,392,016)	2.39 to 2.43(c)	3,364,000,000	3,356,378,990

Non-Negotiable Time Deposit - 22.6%
Time Deposits - 22.6%
Barclays Bank PLC
3/1/19	2.55	929,000,000	929,000,000
Credit Agricole CIB
3/1/19	2.39	929,000,000	929,000,000
Credit Suisse AG
3/1/19	2.41	611,000,000	611,000,000
Mizuho Bank Ltd. New York Branch (TD)
3/1/19 to 3/7/19	2.40 to 2.44	758,000,000	757,995,518
Skandinaviska Enskilda Banken AB
3/1/19	2.37	82,000,000	82,000,000
Swedbank AB
3/1/19	2.40	929,000,000	929,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,238,000,000)			4,237,995,518

U.S. Government Agency Repurchase Agreement - 4.5%
	Maturity Amount	Value
In a joint trading account at:
2.3% dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) #	$394,342,192	$394,317,000
2.45% dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) #	394,552,841	394,526,000
With Barclays Bank PLC at 2.45%, dated 2/28/19 due 3/1/19(Collateralized by U.S. Government Obligations valued at $62,224,244, 1.88% - 5.25%, 2/15/21 - 10/20/48)	61,004,151	61,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $849,843,000)		849,843,000

U.S. Treasury Repurchase Agreement - 15.1%
With:
Barclays Bank PLC at:
2.4%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $62,224,202, 2.00% - 2.25%, 2/15/25 - 11/15/27)	61,004,067	61,000,000
2.55%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $583,481,402, 2.25% - 2.88%, 9/30/20 - 8/15/28)	572,040,517	572,000,000
Commerz Markets LLC at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $29,582,135, 2.25% - 2.63%, 3/31/25 - 8/15/27)	29,002,086	29,000,000
Fixed Income Clearing Corp. - BNYM at 2.55%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,538,160,038, 1.13% - 2.63%, 4/30/20 - 5/15/27)	1,508,106,817	1,508,000,000
J.P. Morgan Securities, LLC at 2.65%, dated 2/28/19 due 3/1/19:
(Collateralized by U.S. Treasury Obligations valued at $58,144,298, 1.88%, 4/30/22)	57,004,196	57,000,000
(Collateralized by U.S. Treasury Obligations valued at $45,903,424, 1.88%, 4/30/22)	45,003,313	45,000,000
(Collateralized by U.S. Treasury Obligations valued at $72,425,378, 1.25% - 1.63%, 3/31/19 - 1/31/20)	71,005,226	71,000,000
(Collateralized by U.S. Treasury Obligations valued at $144,850,679, 1.25% - 2.25%, 1/31/20 - 3/31/21)	142,010,453	142,000,000
Lloyds Bank PLC at 2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $78,753,962, 1.00%, 11/30/19)	77,577,500	76,996,620
SMBC Nikko Securities America, Inc. at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,480,585, 2.75%, 9/15/21)	280,020,144	280,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,842,000,000)		2,841,996,620

Other Repurchase Agreement - 3.2%
Other Repurchase Agreement - 3.2%
With:
BNP Paribas at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $79,805,608, 1.80% - 8.20%, 11/8/19 - 4/15/58)	76,005,341	76,000,000
ING Financial Markets LLC at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $32,552,288, 3.40% - 5.88%, 1/9/20 - 9/1/48)	31,002,179	31,000,000
Societe Generale at 2.53%, dated 2/28/19 due 3/1/19 (Collateralized by Corporate Obligations valued at $432,626,944, 0.00% - 9.25%, 4/18/19 - 11/15/68)	412,028,954	412,000,000
Wells Fargo Securities, LLC at 2.5%, dated 2/28/19 due 3/1/19:
(Collateralized by Commercial Paper valued at $31,932,217, 0.00%, 4/3/19 - 4/8/19)	31,002,153	31,000,000
(Collateralized by Commercial Paper valued at $62,834,363, 0.00%, 3/1/19)	61,004,236	61,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $611,000,000)		611,000,000
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $19,335,616,759)		19,335,570,987
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(543,021,697)
NET ASSETS - 100%		$18,792,549,290

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $243,685,118 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $244,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$394,317,000 due 3/01/19 at 2.30%
Sumitomo Mitsu Bk Corp Ny (DI)	$394,317,000
$394,317,000
$394,526,000 due 3/01/19 at 2.45%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$229,602
Sumitomo Mitsu Bk Corp Ny (DI)	394,296,398
$394,526,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

February 28, 2019

TFC-QTLY-0419
1.814092.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.2%
	Principal Amount	Value
Alabama - 2.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.77% 3/1/19, VRDN (a)	$400,000	$400,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.77% 3/1/19, VRDN (a)	1,600,000	1,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.83% 3/7/19, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.74% 3/1/19, VRDN (a)	17,675,000	17,675,000
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.73% 3/1/19, VRDN (a)	15,080,000	15,080,000
		37,755,000
Alaska - 2.5%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series B, 1.71% 3/1/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,735,000	7,735,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.77% 3/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	22,500,000	22,500,000
(Exxon Pipeline Co. Proj.) Series 1985, 1.72% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,200,000	6,200,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.83% 3/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	2,800,000	2,800,000
		39,235,000
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.78% 3/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.78% 3/7/19, VRDN (a)	1,100,000	1,100,000
		2,100,000
Colorado - 0.4%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 1.69% 3/7/19, VRDN (a)	6,470,000	6,470,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 3/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	6,500,000	6,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.9% 3/7/19, VRDN (a)	500,000	500,000
Florida - 5.5%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.75% 3/1/19, VRDN (a)	8,300,000	8,300,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.72% 3/1/19, VRDN (a)	23,100,000	23,100,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.75% 3/1/19, VRDN (a)	26,650,000	26,650,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 1.73% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	3,085,000	3,085,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.71% 3/1/19, VRDN(a)	13,200,000	13,200,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A1, 1.71% 3/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,000,000	12,000,000
(Suncoast Hospice Proj.) Series 2004, 1.85% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,845,000	1,845,000
		88,180,000
Georgia - 2.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.8% 3/1/19, VRDN (a)	21,565,000	21,565,000
Series 2018, 1.78% 3/1/19, VRDN (a)	4,400,000	4,400,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.75% 3/7/19, LOC PNC Bank NA, VRDN (a)	8,440,000	8,440,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.8% 3/1/19, VRDN (a)	6,810,000	6,810,000
		41,215,000
Illinois - 0.8%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1.73% 3/1/19, LOC Bank of America NA, VRDN (a)	13,000,000	13,000,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.82% 3/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	2,500,000	2,500,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 1.72% 3/1/19, LOC Barclays Bank PLC, VRDN (a)	1,210,000	1,210,000
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. HealthCare Proj.) Series 2011 B, 1.69% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	1,785,000	1,785,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	1,370,000	1,370,000
Series I, 1.84% 3/7/19, VRDN (a)	900,000	900,000
		7,765,000
Iowa - 0.8%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 1.7% 3/1/19, LOC MUFG Union Bank NA, VRDN (a)	7,900,000	7,900,000
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.82% 3/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	4,650,000	4,650,000
		12,550,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2% 3/7/19, VRDN (a)	1,500,000	1,500,000
St Marys Kansas Poll. Cont. Rev. Series 1994, 1.95% 3/7/19, VRDN (a)	4,300,000	4,300,000
		5,800,000
Kentucky - 0.3%
Louisville & Jefferson County Series 2011 B, 1.71% 3/1/19, LOC PNC Bank NA, VRDN (a)	4,740,000	4,740,000
Louisiana - 7.8%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.72% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	36,310,000	36,310,000
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 1.72% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	26,720,000	26,720,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 1.73% 3/1/19, VRDN (a)	50,725,000	50,725,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.72% 3/1/19, VRDN (a)	5,500,000	5,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	1,960,000	1,960,000
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	3,100,000	3,100,000
		124,315,000
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Series 2006 A, 1.71% 3/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,870,000	9,870,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.69% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	5,635,000	5,635,000
		15,505,000
Michigan - 0.8%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1.72% 3/1/19, LOC PNC Bank NA, VRDN (a)	5,000,000	5,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.73% 3/1/19, VRDN (a)	7,060,000	7,060,000
		12,060,000
Minnesota - 2.0%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.72% 3/1/19, LOC Wells Fargo Bank NA, VRDN (a)	32,600,000	32,600,000
Mississippi - 1.4%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.69% 3/1/19, VRDN (a)	10,710,000	10,710,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1.72% 3/1/19 (Chevron Corp. Guaranteed), VRDN (a)	8,900,000	8,900,000
Series 2007 C, 1.69% 3/1/19 (Chevron Corp. Guaranteed), VRDN (a)	2,590,000	2,590,000
		22,200,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B1, 1.71% 3/1/19, LOC Barclays Bank PLC, VRDN (a)	1,900,000	1,900,000
New York - 15.7%
New York City Gen. Oblig.:
Series 2008 L5, 1.73% 3/1/19 (Liquidity Facility Bank of America NA), VRDN (a)	5,090,000	5,090,000
Series 2012 G6, 1.76% 3/1/19 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	15,000,000	15,000,000
Series 2014 D3, 1.72% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,230,000	19,230,000
Series 2015 F5, 1.73% 3/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,755,000	6,755,000
Series 2017 A-7, 1.77% 3/1/19 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	25,325,000	25,325,000
Series 2019 D, 1.73% 3/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,005,000	6,005,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.78% 3/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,695,000	13,695,000
Series 2007 CC2, 1.7% 3/1/19 (Liquidity Facility Bank of Montreal), VRDN (a)	4,100,000	4,100,000
Series 2009 BB1, 1.75% 3/1/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,715,000	4,715,000
Series 2014 AA:
1.68% 3/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	12,730,000	12,730,000
1.7% 3/1/19 (Liquidity Facility Bank of Montreal), VRDN (a)	8,900,000	8,900,000
Series 2014 BB1, 1.73% 3/1/19 (Liquidity Facility Bank of America NA), VRDN (a)	7,700,000	7,700,000
1.71% 3/1/19 (Liquidity Facility PNC Bank NA), VRDN (a)	8,930,000	8,930,000
New York City Transitional Fin. Auth. Rev.:
Series 2010, 1.74% 3/4/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	26,145,000	26,145,000
Series 2014 B3, 1.73% 3/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,335,000	6,335,000
Series 2015 A3, 1.76% 3/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,105,000	5,105,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 1.73% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,300,000	26,300,000
Series 2009 B, 1.73% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,100,000	33,100,000
Series 2014 A, 1.71% 3/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,480,000	14,480,000
		249,640,000
Ohio - 3.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.73% 3/1/19, LOC MUFG Union Bank NA, VRDN (a)	24,675,000	24,675,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.77% 3/7/19, LOC Bank of New York, New York, LOC RBS Citizens NA, VRDN (a)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Series 2016 F, 1.72% 3/1/19, LOC Barclays Bank PLC, VRDN (a)	7,000,000	7,000,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.72% 3/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,525,000	5,525,000
Ohio Hosp. Rev. Series 2018, 1.72% 3/1/19, LOC PNC Bank NA, VRDN (a)	7,450,000	7,450,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.779% 3/7/19, VRDN (a)	3,300,000	3,300,000
		55,850,000
Oregon - 0.4%
Oregon Facilities Auth. Rev. Series 2018 A, 1.71% 3/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,800,000	5,800,000
Pennsylvania - 0.4%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.85% 3/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.75% 3/7/19, LOC RBS Citizens NA, VRDN (a)	6,500,000	6,500,000
		6,895,000
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. Series B, 1.71% 3/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400,000	5,400,000
Tennessee - 6.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Series 2003, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	7,480,000	7,480,000
Series 2004, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	16,855,000	16,855,000
Series 2005, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	31,915,000	31,915,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Proj.):
Series 2002, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	18,845,000	18,845,000
Series 2004, 1.74% 3/1/19, LOC Bank of America NA, VRDN (a)	7,760,000	7,760,000
Series 2008, 1.75% 3/1/19, LOC Bank of America NA, VRDN (a)	11,080,000	11,080,000
		98,935,000
Texas - 5.8%
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2012, 1.73% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	9,000,000	9,000,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2005, 1.73% 3/1/19 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	4,300,000	4,300,000
Series 2010 A, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 1.72% 3/1/19, LOC TD Banknorth, NA, VRDN (a)	7,710,000	7,710,000
Texas Gen. Oblig.:
Series 2011 A, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	39,070,000	39,070,000
Series 2011 B, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,000,000	11,000,000
Series 2012 B, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,000,000	5,000,000
Series 2015 A, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,400,000	6,400,000
		92,780,000
Washington - 0.0%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 1.75% 3/7/19, LOC Freddie Mac, VRDN (a)	5,000	5,000
Wisconsin - 1.9%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2018 C, 1.72% 3/1/19 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	15,660,000	15,660,000
Wisconsin Health & Edl. Facilities Series 2018 A, 1.72% 3/1/19, LOC Barclays Bank PLC, VRDN (a)	13,985,000	13,985,000
		29,645,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.85% 3/7/19, VRDN (a)	1,500,000	1,500,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 3/7/19, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.85% 3/7/19, VRDN (a)	600,000	600,000
Series 1992 B, 1.85% 3/7/19, VRDN (a)	100,000	100,000
		2,830,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,022,170,000)		1,022,170,000

Tender Option Bond - 31.8%
Alabama - 0.0%
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.83% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	300,000	300,000
Arizona - 0.1%
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200,000	1,200,000
		1,700,000
California - 0.9%
Dignity Health Participating VRDN:
Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800,000	800,000
Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	13,200,000	13,200,000
		14,000,000
Colorado - 3.8%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	35,225,000	35,225,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Series Floaters ZM 03 18, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	700,000	700,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 1.75% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	18,700,000	18,700,000
Tender Option Bond Trust Receipts Participating VRDN:
Series Floaters XF 10 01, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Series Floaters XF 10 03, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,200,000	2,200,000
		61,025,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Series Floaters 016, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	900,000	900,000
Series Floaters XM 07 07, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series Floaters YX 10 95, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000,000	2,000,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000,000	2,000,000
		7,000,000
District Of Columbia - 0.0%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Florida - 0.5%
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters E 62, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,800,000	4,800,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	100,000	100,003
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	800,000	800,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	900,000	900,000
		7,500,003
Georgia - 0.1%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.87%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	500,000	500,000
		1,600,000
Illinois - 4.9%
Chicago Board of Ed. Participating VRDN:
Series Putters 50 21, 1.78% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,550,000	17,550,000
Series Putters 50 22, 1.78% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	49,100,000	49,100,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000,000	1,000,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500,000	500,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.84% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800,000	1,800,000
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,900,000	1,900,000
Series Floaters XF 10 43, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Series Floaters XX 10 81, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,400,000	1,400,000
Series Floaters YX 10 86, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Floaters XF 27 67, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
		77,450,000
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.77%, tender 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,500,000	3,500,000
		4,150,000
Kansas - 0.1%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	800,000	800,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	246,500	246,500
		1,046,500
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 10 24, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,600,000	1,600,000
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.78% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,030,000	1,030,000
		4,530,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	200,000	200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
		1,400,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters 004, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,195,000	6,195,000
Michigan - 2.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,300,000	4,300,000
Michigan Fin. Auth. Rev. Participating VRDN Series 16 XM0223, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	1,465,000	1,465,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 008, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,100,000	4,100,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 1.76% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	25,640,000	25,640,000
		35,505,000
Mississippi - 0.2%
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,350,000	2,350,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,200,000	4,200,000
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,465,000	1,465,000
		5,665,000
Montana - 0.2%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,565,000	2,565,000
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,800,000	4,800,000
Series Floaters XX 10 04, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,185,000	1,185,000
		5,985,000
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,700,000	1,700,000
		2,000,000
New York - 3.1%
Battery Park City Auth. Rev. Participating VRDN Series Putters 5012, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	30,365,000	30,365,000
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 1.75% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,400,000	1,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters 2018 E124, 1.75% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	15,500,000	15,500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 1.75% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,800,000	2,800,000
		50,065,000
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	200,000	200,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,500,000	2,500,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	200,000	200,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	500,000	500,000
		4,295,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	600,000	600,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,200,000	1,200,000
		1,800,000
Oregon - 0.1%
State of Oregon Participating VRDN Series Floaters G 91, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	800,000	800,000
Pennsylvania - 4.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 111, 1.75% 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	13,290,000	13,290,000
Series Putters 5011, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	32,430,000	32,430,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800,000	1,800,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,000,000	4,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5025, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000,000	4,000,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,230,000	3,230,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.77%, tender 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	6,000,000	6,000,000
		66,950,000
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	700,000	700,000
South Carolina - 1.0%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	9,730,000	9,730,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
Spartanburg County School District No. 7 Participating VRDN Series Floaters XM 07 19, 1.78% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,000,000	4,000,000
		16,305,000
Tennessee - 1.9%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 1.75% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	29,520,000	29,520,000
Texas - 3.9%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,000,000	1,000,000
Conroe Independent School District Participating VRDN Series 2016 15, 1.73% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	15,025,000	15,025,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200,000	2,200,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 1.75% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	34,735,000	34,735,000
Northwest Independent School District Participating VRDN Series Floaters G 94, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	800,000	800,000
Texas Gen. Oblig. Participating VRDN Series Floaters G 86, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,960,000	5,960,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 07 13, 1.78% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	800,000	800,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,200,000	1,200,000
		61,720,000
Utah - 0.0%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	660,000	660,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.94%, tender 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,020,000	2,020,000
Washington - 1.2%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,200,000	2,200,000
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	1,600,000	1,600,000
		19,575,000
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 1.78% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	900,000	900,000
Series Floaters 022, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000,000	5,000,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		6,200,000
TOTAL TENDER OPTION BOND
(Cost $505,176,500)		505,176,503

Other Municipal Security - 3.1%
Arizona - 0.0%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.63% 3/7/19, CP	600,000	599,981
Georgia - 0.4%
Atlanta Arpt. Rev. Series I3, 1.9% 3/14/19, LOC JPMorgan Chase Bank, CP	100,000	99,996
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,160,000	2,160,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,035,000	4,035,000
		6,294,996
Illinois - 0.1%
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2017 B, 1.65% tender 3/5/19, CP mode	1,100,000	1,099,982
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	900,000	899,975
Maryland - 0.0%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	700,000	700,763
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 3/21/19, CP mode	2,670,000	2,669,644
Series 1992, 1.85% tender 3/27/19, CP mode	300,000	299,984
		2,969,628
Minnesota - 0.0%
Univ. of Minnesota Gen. Oblig. Series G, 1.66% 3/4/19, CP	600,000	599,995
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.71% tender 3/21/19, CP mode	4,800,000	4,799,721
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,900,000	1,900,381
Ohio - 0.0%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	240,000	240,041
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.6% 3/7/19, LOC State Street Bank & Trust Co., Boston, CP	9,400,000	9,399,961
Texas - 1.1%
Texas A&M Univ. Rev. Series B, 1.63% 3/4/19, CP	1,300,000	1,299,983
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.63% 3/6/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800,000	1,799,949
1.63% 3/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,600,000	14,599,515
		17,699,447
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2019, 1.63% 3/7/19, CP	900,000	899,970
Wisconsin - 0.1%
Wisconsin Gen. Oblig.:
Series 2006 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	700,000	699,986
Series 2016 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	800,000	799,984
		1,499,970
TOTAL OTHER MUNICIPAL SECURITY
(Cost $49,606,093)		49,604,811
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,576,952,593)		1,576,951,314
NET OTHER ASSETS (LIABILITIES) - 0.9%		15,049,013
NET ASSETS - 100%		$1,592,000,327

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,780,000 or 1.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,100,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$400,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$500,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$1,100,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/18/18	$2,200,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 12/17/18	$1,800,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19 - 2/21/19	$1,800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$2,565,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$300,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.94%, tender 6/7/19 (Liquidity Facility Citibank NA)	5/18/17	$2,020,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019